Subsequent Events	6 Months Ended
Mar. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events

The Company evaluated subsequent events through October 30, 2020, which is the date these consolidated financial statements were issued.

COVID-19 Pandemic.

The COVID-19 outbreak has caused significant disruptions, the outbreak has spread globally to the United States and many countries where we distribute films. On March 11, 2020, the World Health Organization designated the outbreak a pandemic. Governments and businesses around the world have taken unprecedented actions to mitigate the spread of COVID-19, including imposing restrictions on movement and travel such as quarantines and shelter-in-place requirements, or nationwide lockdowns, as well as restricting or prohibiting outright some or all commercial and business activity, including the closure of some or all theaters and disrupting the production of film and TV content. These measures, though currently temporary in nature, may become more severe and continue indefinitely depending on the evolution of the pandemic. To date, no fully effective vaccines or treatments have been developed and effective vaccines or treatments may not be discovered soon enough to protect against a further worsening of the pandemic.

The pandemic has affected how the film content is distributed to various distribution channels due to the closure of theaters in the United States and in international territories. There however has been an increase in streaming and digital revenue due to the closure of movie theaters. The pandemic has also affected the production of new content for both film and TV due to the closure of productions. The extent of the adverse impact on our financial and operational results will be dictated by the length of time that such disruptions continue, which will, in turn, depend on the currently unknowable duration of COVID-19 and among other things, the impact of governmental actions imposed in response to the pandemic and individuals’ and companies’ risk tolerance regarding health matters going forward. Our business also could be significantly affected even after reopening of certain operations, should the disruptions caused by the COVID-19 lead to changes in consumer behavior (such as social distancing becoming the norm independent of any pandemic conditions) and the delay in having film and TV content to distribute.

We are monitoring the rapidly evolving situation and its potential impacts on our financial position, results of operations, liquidity, and cash flows.

Merger with Eros International Plc

On July 30, 2020, the Company merged with Eros International Plc. (“Eros”), a public company based in Mumbai, India, in accordance with the terms of an Agreement and Plan of Merger, dated as of April 17, 2020 (as amended, restated or otherwise modified from time to time).

Although Eros legally acquired the Company, the merger is intended to be accounted for as a reverse acquisition, whereby the Company will be deemed the accounting acquiror and the assets and liabilities of Eros will be recorded at their fair values on the date of acquisition. In connection with the merger, all outstanding stock options and restricted share units of the Company were canceled.

Paycheck Protection Program

On April 4, 2020, The Company was granted a loan from JPMorgan Chase Bank, N.A. in the aggregate amount of $2.9 million at an interest rate of 0.98% per annum, pursuant to the Paycheck Protection Program (the “PPP”) under Division A, Title I of the CARES Act, which was enacted March 27, 2020. The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides for loans to qualifying businesses. The Company intends to use the entire loan amount for purposes consistent with the PPP.

JPMorgan Credit Facility

The Corporate Credit Facility was amended on April 17, 2020, which resulted in the decrease of the facility from $400 million to $350 million and an increase from $200 million to $250 million the Company’s ability to increase the borrowings, subject to certain conditions, as set forth in the credit agreement. The incremental amounts will be issued on the same terms as the existing Corporate Credit Facility.